ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Current assets:
Accounts receivable – third parties	11,414	10,513
Accounts receivable – related parties	2,849	2,630
Less: allowance for doubtful accounts	(2,560)	(2,578)

Accounts receivable, net	11,703	10,565

SCHEDULE OF ACCOUNTS RECEIVABLE PAST DUE

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Current	3,778	3,633
Between 1 and 30 days	2,135	2,512
Between 31 and 60 days	913	1,300
Between 61 and 90 days	396	481
Between 91 and 120 days	596	246
Between 121 and 365 days	1,412	983
Over 365 days	5,033	3,987

Accounts receivable	14,263	13,142

SCHEDULE OF ALLOWANCE FOR CURRENT EXPECTED CREDIT LOSSES

The following table presents the activities in the allowance for doubtful accounts as of June 30, 2026 and December 31, 2025.

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Balance at January 1,	2,578	1,665
Additions	-	800
Foreign exchange translation adjustment	(18)	113

	2,560	2,578